Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [Line Items]
Combined allowances		$ 73
Trade receivables		$ 1,195	$ 1,184
Combined allowances, percentage of trade receivables		6.00%
Increase in reserves as a percentage of trade receivables		1.00%
Decrease in pre-tax earnings		$ 12
Computer software		830	900
Other identifiable intangible assets		3,427	3,518
Goodwill		5,976	5,853
Equity method investments		1,136	1,551
Uncertain Tax Positions		228
Total deferred tax assets		1,801	1,710
Unrecognized Deferred Tax Assets		1,188
Other equity method investments [member]
Disclosure of changes in accounting estimates [Line Items]
Equity method investments		155	$ 164
Technology Related Development [member]
Disclosure of changes in accounting estimates [Line Items]
Computer software		800
Major purchases of assets [member]
Disclosure of changes in accounting estimates [Line Items]
Other identifiable intangible assets		3,400
Goodwill		$ 6,000
Refinitiv [member]
Disclosure of changes in accounting estimates [Line Items]
Percentage of ownership held	45.00%	45.00%	45.00%